SCHEDULE OF FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Interest expenses on bank and other borrowings	$ 54		¥ 8,760	¥ 12,471	¥ 8,083
Interest expenses on lease liabilities	60		9,697	9,491	13,381
Accretion expense		[1]	2	3	143
Total	$ 114		¥ 18,459	¥ 21,965	¥ 21,607

[1]	Less than US$1,000